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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		September 30, 2012

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
11/7/2012

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-00203                     OppenheimerFunds Inc.
28-00060                     Babson Capital Management LLC


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	51

Form 13F Table Value Total:  	222,061
                                            (thousands)
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
Name of Issuer			     Title of Class	CUSIP	  Value	 Shares	   Inv.	      Other    Voting Authority
				     x1000			  		   Discretion Managers Sole	 Shared   None

American Capital Agency Corp	     COM		02503X105 2,360  68,220    SOLE	      N/A      51,930    0	  16,290
Apartment Investment & Management Co CL A		03748R101 3,405  131,009   SOLE	      N/A      88,759    0	  42,250
Acadia Realty Trust		     COM SH BEN INT	004239109 2,699  108,735   SOLE	      N/A      70,425    0	  38,310
American Tower Corp		     COM		03027X100 1,022  14,310    SOLE	      N/A      14,310    0	  -
AvalonBay Communities Inc	     COM		053484101 4,511  33,168    SOLE	      N/A      20,918    0	  12,250
Brandywine Realty Trust		     SH BEN INT NEW	105368203 813 	 66,729    SOLE	      N/A      28,729    0	  38,000
Strategic Hotels & Resorts Inc	     COM		86272T106 1,717  285,660   SOLE	      N/A      215,330   0	  70,330
BRE Properties Inc		     CL A		05564E106 298 	 6,349 	   SOLE	      N/A      2,809     0	  3,540
Boston Properties Inc		     COM		101121101 7,166  64,782    SOLE	      N/A      41,342    0	  23,440
Chesapeake Lodging Trust	     SH BEN INT		165240102 857 	 43,110    SOLE       N/A      27,130    0	  15,980
Colony Financial Inc		     COM		19624R106 296 	 15,190    SOLE	      N/A      15,190    0	  -
Coresite Realty Corp		     COM		21870Q105 1,302  48,341    SOLE	      N/A      33,281    0	  15,060
Camden Property Trust		     SH BEN INT		133131102 4,749  73,647    SOLE	      N/A      51,017    0	  22,630
CYS Investments Inc		     COM		12673A108 1,108  78,610    SOLE	      N/A      44,590    0	  34,020
DDR Corp			     COM		23317H102 3,380  220,082   SOLE	      N/A      142,752   0	  77,330
Douglas Emmett Inc		     COM		25960P109 3,833  166,127   SOLE	      N/A      129,267   0	  36,860
Digital Realty Trust Inc	     COM		253868103 1,594  22,816    SOLE	      N/A      14,666    0	  8,150
Equity Residential		     SH BEN INT		29476L107 2,721  47,295    SOLE	      N/A      15,725    0	  31,570
Extra Space Storage Inc		     COM		30225T102 8,979  270,042   SOLE	      N/A      193,292   0	  76,750
First Industrial Realty Trust Inc    COM		32054K103 911 	 69,315    SOLE	      N/A      46,790    0	  22,525
General Growth Properties Inc	     COM		370023103 3,411  175,108   SOLE	      N/A      113,448   0	  61,660
Health Care REIT Inc		     COM		42217K106 5,537  95,881    SOLE	      N/A      61,161    0	  34,720
HCP Inc				     COM		40414L109 6,885  154,789   SOLE	      N/A      98,229    0	  56,560
Highwoods Properties Inc	     COM		431284108 943 	 28,906    SOLE	      N/A      12,896    0	  16,010
Home Properties Inc		     COM		437306103 3,982  64,992    SOLE	      N/A      45,022    0	  19,970
Starwood Hotels & Resorts Worl	     COM		85590A401 641 	 11,060    SOLE	      N/A      11,060    0	  -
Hudson Pacific Properties Inc	     COM		444097109 660 	 35,664    SOLE	      N/A      16,444    0	  19,220
Host Hotels & Resorts Inc	     COM		44107P104 2,282  142,200   SOLE	      N/A      78,877    0	  63,323
Hersha Hospitality Trust	     SH BEN INT A	427825104 164 	 33,377    SOLE	      N/A      9,767 	 0	  23,610
Kimco Realty Corp		     COM		49446R109 3,437  169,569   SOLE	      N/A      107,269   0	  62,300
LaSalle Hotel Properties	     COM SH BEN INT	517942108 229 	 8,584 	   SOLE	      N/A      2,544 	 0	  6,040
Macerich Co/The			     COM		554382101 2,786  48,677    SOLE	      N/A      29,151    0	  19,526
MFA Financial Inc		     COM		55272X102 720 	 84,650    SOLE	      N/A      59,860    0	  24,790
AG Mortgage Investment Trust I	     COM		001228105 109 	 4,510 	   SOLE	      N/A      4,510 	 0	  -
National Retail Properties Inc	     COM		637417106 1,327  43,516    SOLE	      N/A      16,756    0	  26,760
Plum Creek Timber Co Inc	     COM		729251108 1,986  45,290    SOLE	      N/A      20,080    0	  25,210
Prologis Inc			     COM		74340W103 4,421  126,217   SOLE	      N/A      78,174    0	  48,043
Post Properteis			     COM		737464107 2,905  60,571    SOLE	      N/A      41,211    0	  19,360
Public Storage			     COM		74460D109 9,186  66,007    SOLE	      N/A      39,037    0	  26,970
PS Business Parks Inc		     COM		69360J107 122 	 1,820 	   SOLE	      N/A      1,820 	 0	  -
RLJ Lodging			     COM		74965L101 68,653 3,630,536 SOLE	      N/A      3,630,536 0	  -
Rayonier Inc			     COM		754907103 3,274  66,809    SOLE	      N/A      43,339    0	  23,470
Sunstone Hotel Investors Inc	     COM		867892101 2,736  248,731   SOLE	      N/A      161,971   0	  86,760
SL Green Realty Corp		     COM		78440X101 7,011  87,556    SOLE	      N/A      67,646    0	  19,910
Simon Property Group Inc	     COM		828806109 17,842 117,526   SOLE	      N/A      74,224    0	  43,302
STAG Industrial Inc		     COM		85254J102 257 	 15,820    SOLE	      N/A      15,820    0	  -
Starwood Property Trust Inc	     COM		85571B105 290 	 12,470    SOLE	      N/A      12,470    0	  -
Two Harbors Investment Corp	     COM		90187B101 1,208  102,798   SOLE	      N/A      55,398    0	  47,400
Vornado Realty Trust		     SH BEN INT		929042109 2,690  33,187    SOLE	      N/A      9,836 	 0	  23,351
Ventas Inc			     COM		92276F100 9,129  146,644   SOLE	      N/A      94,217    0	  52,427
Weingarten Realty Investors	     SH BEN INT		948741103 3,521  125,253   SOLE	      N/A      79,903    0	  45,350

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11/7/2012
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
September 30, 2012.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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